Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DOMINARI HOLDINGS INC.
Entity Central Index Key	0000012239